INVESTMENTS IN CDO SERVICING RIGHTS	12 Months Ended
Dec. 31, 2013
Investments In Cdo Servicing Rights
INVESTMENTS IN CDO SERVICING RIGHTS

8. INVESTMENTS IN CDO SERVICING RIGHTS

In February 2011, Newcastle, through one of its subsidiaries, purchased the management rights with respect to certain C-BASS Investment Management LLC (“C-BASS”) CDOs for $2.2 million pursuant to a bankruptcy proceeding. Newcastle initially recorded the cost of acquiring the collateral management rights as a servicing asset and subsequently amortizes this asset in proportion to, and over the period of, estimated net servicing income. Servicing assets are assessed for impairment on a quarterly basis, with impairment recognized as a valuation allowance. Key economic assumptions used in measuring any potential impairment of the servicing assets include the prepayment speeds of the underlying loans, default rates, loss severities and discount rates. During the years ended December 31, 2013 and 2012, Newcastle recorded $0.3 million and $0.3 million, respectively of servicing rights amortization and no servicing rights impairment. As of December 31, 2013, Newcastle’s servicing asset had a carrying value of $1.4 million recorded in receivables and other assets.